Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in property, plant and equipment
Opening amount	£ 245,401,000	£ 244,738,000
Additions	12,200,000	11,311,000
Disposals		(23,000)
Depreciation charge	(11,569,000)	(10,625,000)	£ (10,106,000)
Closing amount	246,032,000	245,401,000	244,738,000
Net book amount of property, plant and equipment pledged as security	202,664,000	205,388,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	361,957,000	354,083,000
Closing amount	368,632,000	361,957,000	354,083,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(116,556,000)	(109,345,000)
Closing amount	(122,600,000)	(116,556,000)	(109,345,000)
Freehold property
Reconciliation of changes in property, plant and equipment
Opening amount	219,335,000	222,628,000
Additions	16,000
Disposals		(5,000)
Transfers	(241,000)
Depreciation charge	(3,284,000)	(3,288,000)
Closing amount	215,826,000	219,335,000	222,628,000
Freehold property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	269,367,000	269,372,000
Closing amount	268,981,000	269,367,000	269,372,000
Freehold property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(50,032,000)	(46,744,000)
Closing amount	(53,155,000)	(50,032,000)	(46,744,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	4,169,000	3,385,000
Additions	3,573,000	2,605,000
Transfers	4,000
Depreciation charge	(2,589,000)	(1,821,000)
Closing amount	5,157,000	4,169,000	3,385,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	34,790,000	34,475,000
Closing amount	34,845,000	34,790,000	34,475,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(30,621,000)	(31,090,000)
Closing amount	(29,688,000)	(30,621,000)	(31,090,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	21,897,000	18,725,000
Additions	8,611,000	8,706,000
Disposals		(18,000)
Transfers	237,000
Depreciation charge	(5,696,000)	(5,516,000)
Closing amount	25,049,000	21,897,000	18,725,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	57,800,000	50,236,000
Closing amount	64,806,000	57,800,000	50,236,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(35,903,000)	(31,511,000)
Closing amount	£ (39,757,000)	£ (35,903,000)	£ (31,511,000)